Advertising and Promotional Expenses, included in Sales and Marketing Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ADVERTISING AND PROMOTIONAL EXPENSES, INCLUDED IN SALES AND MARKETING EXPENSES [Abstract]
Advertising and promotional expenses	$ 98.5	$ 84.7	$ 124.6